Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrealized holding gain on securities during the period, net of tax benefits	$ 199	$ 24
Other Comprehensive Income Loss Change In Unfunded Status Of Defined Benefit Plan Liability Tax	82	20
Amortization of prior service included in net periodic pension expense, net of tax	19	30
Other Comprehensive Income Loss Amortization Of Net Loss Included In Net Periodic Pension Cost Tax	$ 11	$ 21